UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22409

Tortoise MLP Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Tortoise MLP Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2015
	Shares	Fair Value
Master Limited Partnerships - 161.8% (1)
Natural Gas/Natural Gas Liquids Pipelines - 61.1% (1)
United States - 61.1% (1)
Columbia Pipeline Partners LP	1,183,684	$32,776,210
Dominion Midstream Partners, LP	548,376	22,483,416
Energy Transfer Partners, L.P.	2,869,940	170,704,031
Enterprise Products Partners L.P.	5,082,596	169,453,751
EQT Midstream Partners, L.P.	920,999	76,645,537
ONEOK Partners, L.P.	3,164,922	132,262,090
Spectra Energy Partners, LP	3,674,539	195,999,910
		800,324,945

Natural Gas Gathering/Processing - 52.7% (1)
United States - 52.7% (1)
Antero Midstream Partners LP	742,627	19,308,302
DCP Midstream Partners, LP	1,970,117	78,410,657
EnLink Midstream Partners, LP	1,879,348	50,479,287
MarkWest Energy Partners, L.P.	1,784,269	115,888,272
Regency Energy Partners LP	3,875,964	94,534,762
Summit Midstream Partners LP	688,941	24,850,102
Targa Resources Partners LP	1,909,649	83,680,819
Western Gas Partners, LP	1,420,740	98,855,089
Williams Partners L.P.	2,450,818	125,334,833
		691,342,123
Crude/Refined Products Pipelines - 48.0% (1)
United States - 48.0% (1)
Buckeye Partners, L.P.	1,191,113	92,597,125
Enbridge Energy Partners, L.P.	2,141,040	83,907,358
Holly Energy Partners, L.P.	1,166,137	38,774,055
Magellan Midstream Partners, L.P.	946,526	77,804,437
MPLX LP	496,382	40,802,600
NuStar Energy L.P.	525,300	33,114,912
Phillips 66 Partners LP	353,692	25,179,333
Plains All American Pipeline, L.P.	1,983,429	98,953,273
Shell Midstream Partners, L.P.	660,042	25,781,240
Sunoco Logistics Partners L.P.	1,256,412	55,558,539
Tesoro Logistics LP	712,784	40,928,057
Valero Energy Partners LP	289,300	15,416,797
		628,817,726

Total Master Limited Partnerships (Cost $1,416,233,723)		2,120,484,794

Common Stock - 1.4%(1)
Natural Gas/Natural Gas Liquids Pipelines - 1.4% (1)
United States - 1.4% (1)
Kinder Morgan, Inc. (Cost $15,054,428)	442,707	18,155,414

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
Fidelity Institutional Money Market Portfolio - Class I, 0.08% (2) (Cost $17,409)	17,409	17,409

Total Investments - 163.2% (1) (Cost $1,431,305,560)		2,138,657,617
Other Assets and Liabilities - (29.8%) (1)		(390,458,885)
Senior Notes - (26.5%) (1)		(348,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (6.9%) (1)		(90,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$1,310,198,732

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Rate indicated is the current yield as of February 28, 2015.

Various inputs are used in determining the fair value of the Company's investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable assets by level within the fair value hierarchy as of February 28, 2015.  These assets are measured on a recurring basis.
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$18,155,414	$-	$-	$18,155,414
Master Limited Partnerships(a)	2,120,484,794	-	-	2,120,484,794
Short-Term Investment(b)	17,409	-	-	17,409
Total Assets	$2,138,657,617	$-	$-	$2,138,657,617

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The Company did not hold any Level 3 securities during the period ended February 28, 2015.  The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the Company during the period ended February 28, 2015.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  The Company primarily owns securities that are listed on a securities exchange or over-the-counter market. The Company values those securities at their last sale price on that exchange or over-the-counter market on the valuation date.  If the security is listed on more than one exchange, the Funds use the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or over-the-counter market on such day, the security is valued at the mean between the last bid price and last ask price on such day. These securities are categorized as Level 1 in the fair value hierarchy as further described below.

Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit a fund’s ability to dispose of them. Investments in private placement securities and other securities for which market quotations are not readily available are valued in good faith by using certain fair value procedures. Such fair value procedures consider factors such as discounts to publicly traded issues, time until conversion date, securities with similar yields, quality, type of issue, coupon, duration and rating. If events occur that affect the value of the Company's portfolio securities before the net asset value has been calculated (a “significant event”), the portfolio securities so affected are generally priced using fair value procedures.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's liquidity and fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  To the extent that such securities are convertible or otherwise become freely tradable within a time frame that may be reasonably determined, an amortization schedule may be used to determine the discount.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

The Company generally values debt securities at evaluated bid prices obtained from an independent third-party pricing service that utilizes a pricing matrix based upon yield data for securities with similar characteristics, or based on a direct written broker-dealer quotation from a dealer who has made a market in the security.  Debt securities with 60 days or less to maturity are valued on the basis of amortized cost, which approximates market value.

As of February 28, 2015, the aggregate cost of securities for federal income tax purposes was $1,024,729,703.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $1,113,927,914, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $0 and the net unrealized appreciation was $1,113,927,914.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise MLP Fund, Inc.

Date: April 29, 2015	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise MLP Fund, Inc.

Date: April 29, 2015	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise MLP Fund, Inc.

Date: April 29, 2015	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer